Summary of Significant Components of Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets (liabilities)
Current deferred tax assets (liabilities)	$ 120	$ 148
Deferred revenues		113
Current deferred tax assets	120	261
Valuation allowances	(120)	(261)
Net current deferred tax assets
Net operating loss carryforwards	17,150	14,590
Stock based compensation	2,532	1,862
Research and development tax credit	1,206	842
Other	10
Non-current deferred tax assets	20,898	17,294
Valuation allowances	(20,898)	(17,294)
Net non-current deferred tax assets
Non-current deferred tax liabilities
Net deferred tax assets